Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) shares	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 CNY (¥) Directors	Dec. 31, 2019 USD ($) Directors	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2019 USD ($)	Oct. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Impairment recognized for equity method investments								¥ 9,200	$ 1,300	¥ 167
Carrying amount of equity method investments								¥ 27,100		¥ 44,100		$ 3,900
Mobile Game Business
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction					¥ 923
China United Network Communication Limited [Member]
Schedule of Investments [Line Items]
Total purchase consideration													¥ 7,000
Total purchase consideration attributable to the noncontrolling interest													¥ 4,000
Trip.com International, Ltd
Schedule of Investments [Line Items]
Equity method investment, percentage of ownership								12.00%				12.00%
Fair value of equity investment								¥ 16,200				$ 2,300
Losses (gains) on equity method investments	¥ 43	$ 6									¥ (24,400)
Impairment recognized for equity method investments						¥ 8,900	$ 1,300
Equity method investment, disposal of ADS | shares	36	36
Proceeds From sale of equity investments | $		$ 988
Adjustments to goodwill acquired						¥ 8,900	$ 1,300
Number of directors | Directors								9	9
Trip.com International, Ltd | Active directors [Member]
Schedule of Investments [Line Items]
Number of directors | Directors								2	2
Xiaodu Life Technology Ltd
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction				¥ 4,600
Du Xiaoman Financial
Schedule of Investments [Line Items]
Aggregate deconsolidated gain			¥ 5,500					¥ 801
Re-measurement of retained investment			¥ 4,200
Equity interest percentage			41.00%
Equity method goodwill			¥ 3,500
Intangible assets			851
Deferred tax liabilities			¥ 213